Subsequent events (Additional Information) (Details) - USD ($) $ in Thousands		3 Months Ended
	Mar. 31, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Company repurchased, Value	$ 11,000	$ 14,000
Company repurchased, Share	686,396